Acquisitions and Divestiture	12 Months Ended
Feb. 28, 2017
Business Combinations [Abstract]
ACQUISITIONS AND DIVESTITURE
ACQUISITIONS AND DIVESTITURE:

Acquisitions –
Obregon Brewery:
In December 2016, we acquired a brewery operation business in Obregon, Sonora, Mexico from Grupo Modelo, S. de R.L. de C.V., formerly known as Grupo Modelo, S.A.B. de C.V., (“Modelo”), a subsidiary of Anheuser-Busch InBev SA/NV for cash paid of $568.7 million, net of cash acquired, subject to estimated working capital adjustments due to seller of $3.1 million (the “Obregon Brewery”). The transaction primarily included the acquisition of operations; goodwill; property, plant and equipment; and inventories. The purchase accounting has not yet been finalized due primarily to an incomplete valuation of property, plant and equipment as a result of the recency of the date of the transaction. Further changes to the preliminary purchase price allocation will be recognized as valuations are finalized. This acquisition provided us with immediate functioning brewery capacity to support our fast-growing, high-end Mexican beer portfolio and flexibility for future innovation initiatives. It also enabled us to become fully independent from an interim supply agreement with Modelo, which was terminated at the time of this acquisition. The results of operations of the Obregon Brewery are reported in the Beer segment and have been included in our consolidated results of operations from the date of acquisition.

High West:
In October 2016, we acquired all of the issued and outstanding common and preferred membership interests of High West Holdings, LLC for $136.6 million, net of cash acquired (“High West”). This transaction primarily included the acquisition of operations, goodwill, trademarks, inventories and property, plant and equipment. This acquisition included a portfolio of craft whiskeys and other select spirits. The results of operations of High West are reported in the Wine and Spirits segment and have been included in our consolidated results of operations from the date of acquisition.

Charles Smith:
In October 2016, we acquired the Charles Smith Wines, LLC business, a collection of five super and ultra-premium wine brands, for $120.8 million (“Charles Smith”). This transaction primarily included the acquisition of goodwill, trademarks, inventories and certain grape supply contracts, plus an earn-out over three years based on the performance of the brands. The results of operations of Charles Smith are reported in the Wine and Spirits segment and have been included in our consolidated results of operations from the date of acquisition.

Prisoner:
In April 2016, we acquired The Prisoner Wine Company business, including a portfolio of five super-luxury wine brands, for $284.9 million (“Prisoner”). This transaction primarily included the acquisition of goodwill, inventories, trademarks and certain grape supply contracts. The results of operations of Prisoner are reported in the Wine and Spirits segment and have been included in our consolidated results of operations from the date of acquisition.

Ballast Point:
In December 2015, we acquired all of the issued and outstanding common and preferred stock of Home Brew Mart, Inc. d/b/a/ Ballast Point Brewing & Spirits (“Ballast Point”). The following table summarizes the allocation of the estimated fair value for the significant assets acquired:

(in millions)
Goodwill	$763.2
Trademarks	222.8
Other	14.0
Total estimated fair value	1,000.0
Less – cash acquired	(1.5)
Purchase price	$998.5

Goodwill associated with the acquisition is primarily attributable to the future growth opportunities associated with the acquisition of a high-growth premium platform that enables us to compete in the growing craft beer category and further strengthened our position in the high-end U.S. beer market. None of the goodwill recognized is expected to be deductible for income tax purposes. The results of operations of Ballast Point are reported in the Beer segment and have been included in our consolidated results of operations from the date of acquisition.

Meiomi:
In August 2015, we acquired the Meiomi wine business, including the acquisition of a higher-margin, luxury growth pinot noir brand, for $316.2 million (“Meiomi”). This transaction primarily included the acquisition of goodwill, inventories, the trademark and certain grape supply contracts. The results of operations of Meiomi are reported in the Wine and Spirits segment and have been included in our consolidated results of operations from the date of acquisition.

Glass production plant:
In December 2014, we completed the formation of an equally-owned joint venture with Owens-Illinois and the acquisition of a state-of-the-art glass production plant that is located adjacent to our brewery located in Nava, Coahuila, Mexico (the “Nava Brewery”). The joint venture owns and operates the glass production plant which provides bottles exclusively for our Nava Brewery. We have determined that we are the primary beneficiary of this VIE and accordingly, the results of operations of the joint venture are reported in the Beer segment and have been included in our consolidated results of operations from the date of acquisition. In addition, we also purchased a high-density warehouse, land and rail infrastructure at the same site. The aggregate purchase price for all of these assets was $290.6 million, net of cash acquired, consisting primarily of property, plant and equipment and goodwill.

Casa Noble:
In September 2014, we acquired the Casa Noble super-premium tequila business, consisting primarily of goodwill and the trademark, plus an earn-out over five years based on the performance of the brands (“Casa Noble”). The results of operations of Casa Noble are reported in the Wine and Spirits segment and have been included in our consolidated results of operations from the date of acquisition.

Other:
In June 2013, we acquired (i)  the remaining 50% equity interest in Crown Imports LLC (“Crown Imports”) that we did not previously own (the “Crown Acquisition”); and (ii)(a)  all of the issued and outstanding equity interests of a company which owns and operates the Nava Brewery, (ii)(b)  all of the issued and outstanding equity interests of a company which provides personnel and services for the operation and maintenance of the Nava Brewery, and (ii)(c)  an irrevocable, fully-paid license to produce in Mexico (or worldwide under certain circumstances) and exclusively import, market and sell primarily Modelo’s Mexican beer portfolio sold in the U.S. and Guam as of the date of acquisition (the “Mexican Beer Brands”), and certain extensions (all collectively referred to as the “Brewery Purchase”). The Crown Acquisition and the Brewery Purchase are collectively referred to as the “Beer Business Acquisition.”

For the year ended February 28, 2015, we made a final payment of $558.0 million, consisting of an additional purchase price payment of $543.3 million plus imputed interest of $14.7 million, in connection with the Beer Business Acquisition. We used $150.0 million of proceeds from borrowings under the revolving credit facility under our then-existing senior credit facility, $100.0 million of proceeds from borrowings under our then-existing accounts receivable securitization facilities and $308.0 million of cash on hand.

Divestiture –
Canadian Divestiture:
In December 2016, we sold the Wine and Spirits’ Canadian wine business, which included Canadian wine brands such as Jackson-Triggs and Inniskillin, wineries, vineyards, offices, facilities and Wine Rack retail stores, at a transaction value of C$1.03 billion, or $775.2 million, (the “Canadian Divestiture”). We received cash proceeds of $575.3 million, net of outstanding debt and direct costs to sell of $194.9 million and $9.9 million, respectively, subject to estimated working capital adjustments due to buyer of $4.9 million. The following table summarizes the net gain recognized in connection with this divestiture for the year ended February 28, 2017:

(in millions)
Cash received from buyer	$585.2
Net assets sold	(175.4)
AOCI reclassification adjustments, primarily foreign currency translation	(122.5)
Direct costs to sell	(9.9)
Estimated working capital adjustments to be paid	(4.9)
Other	(10.1)
Gain on sale of business	$262.4

Additionally, our Wine and Spirits’ U.S. business recognized an impairment of $8.4 million for the fourth quarter of fiscal 2017 for trademarks associated with certain U.S. brands sold exclusively through the Canadian wine business for which we expect future sales of these brands to be minimal subsequent to the Canadian Divestiture. We also recognized $12.0 million of other costs associated with the Canadian Divestiture for the year ended February 28, 2017, primarily in connection with the evaluation of the merits of executing an initial public offering for a portion of our Canadian wine business. These amounts are included in selling, general and administrative expenses. In total, for the year ended February 28, 2017, we recognized a net gain associated with the Canadian Divestiture as follows:

(in millions)
Gain on sale of business	$262.4
Impairment of trademarks	(8.4)
Other net costs	(12.0)
Net gain associated with the Canadian Divestiture and related activities	$242.0